Business, Liquidity and Summary of Significant Accounting Policies (Warranty Liabilities) - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Accounting Policies [Abstract]
Product warranty term	12 months
Accrued liability for warranty provisions	$ 37,960	$ 31,650